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Class F Prospectus | STET TAX-ADVANTAGED INCOME FUND
TAX-ADVANTAGED INCOME FUND
Investment Goal
Provide the highest level of income possible in a tax efficient manner.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class F Prospectus STET TAX-ADVANTAGED INCOME FUND STET TAX-ADVANTAGED INCOME FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Management Fees	0.50%
Distribution (12b-1) Fees	none
Other Expenses	0.57%
Total Annual Fund Operating Expenses	1.07%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Class F Prospectus | STET TAX-ADVANTAGED INCOME FUND | STET TAX-ADVANTAGED INCOME FUND - CLASS F, effective 1-31-2017 (formerly Class A) | USD ($)	109	340	590	1,306

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Class F Prospectus | STET TAX-ADVANTAGED INCOME FUND | STET TAX-ADVANTAGED INCOME FUND - CLASS F, effective 1-31-2017 (formerly Class A) | USD ($)	109	340	590	1,306

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

The Tax-Advantaged Income Fund will invest, under normal circumstances, at least 50% of its net assets in municipal securities, such as bonds, that pay interest that is exempt from federal income tax, including the alternative minimum tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, as well as in Puerto Rico and other U.S. territories and possessions. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. Under most market conditions, a large percentage of the municipal securities in which the Fund invests will be below investment grade (junk bonds), but the Fund, without limitation, may invest in higher rated municipal securities.

To a lesser extent, the Fund will also invest in a full range of preferred stock with an emphasis on preferred securities that, at the time of issuance, are eligible to pay dividends that qualify for certain favorable federal income tax treatment, such as dividends that are treated as qualified dividend income and eligible for the dividends received deduction (in each instance, provided certain requirements and holding periods are satisfied, see "Taxes"). The amount invested in preferred stocks at any one time will depend on the attractiveness of the after-tax income stream produced by the preferred securities and will be less than 50% of the Fund's net assets. It is possible that the Fund could own no preferred securities if municipal securities produce a higher yield on an after-tax basis.

Although the Fund may invest a portion of its assets in securities other than municipal and preferred securities, the Fund will seek to purchase securities that generate income eligible for preferential tax treatment in the hands of shareholders. The Fund may also invest in convertible securities, securities eligible for resale under Rule 144A of the Securities Act of 1933, as amended, and other privately placed securities, debt securities subject to federal income tax, common stock and open and closed-end funds. SEI Investments Management Corporation (SIMC or the Adviser) may directly invest up to 5% of the Fund's assets in closed-end bond funds.

The Fund uses a multi-manager approach to manage the Fund's portfolio under the general supervision of SIMC. Each sub-adviser (each, a Sub-Adviser and collectively, the Sub-Advisers) and, to the extent applicable, SIMC selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, each Sub-Adviser and, to the extent applicable, SIMC, will attempt to acquire securities that are underpriced relative to other eligible securities. Each Sub-Adviser and, to the extent applicable, SIMC, will seek to maintain duration of four to eleven years for the Fund's entire portfolio. The Fund may invest in securities subject to the alternative minimum tax or in taxable debt securities.

Principal Risks

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to repay principal and make interest payments on securities owned by the Fund. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the

Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

California/New York Investment Risk — To the extent the Fund invests a material portion of its assets in issuers of California or New York municipal securities, the Fund's performance will be affected by the fiscal and economic health of the States of California or New York, their political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California or New York municipal issuers.

Convertible and Preferred Securities Risk — Convertible and preferred securities generally have less potential for gain or loss than common stocks. In addition, convertible and preferred securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible and preferred securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible and preferred securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. Convertible and preferred securities are also subject to credit risk and are often lower-quality securities.

Investment Company Risk — When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund's share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Taxation Risk — In order to pay tax-exempt interest, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of tax-exempt securities to fall. While the Fund intends, under normal circumstances, to invest at least 50% of its net assets in municipal securities that pay interest that is exempt from federal income tax in order to meet the requirements necessary to pay out exempt-interest dividends to its shareholders, if the Fund fails to meet this requirement, the income distributions resulting from all of its investments, including its municipal securities, may be subject to federal income tax when received by shareholders. The Fund will rely on the opinion of issuers' bond counsel on the tax-exempt status of interest on municipal bond obligations. Neither the Fund nor its Sub-Advisers will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to additional tax liabilities.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 6.52% (3/31/12) Worst Quarter: -4.61% (12/31/16) The Fund's Class F total return (pre-tax) from January 1, 2020 to September 30, 2020 was 1.92%.
Average Annual Total Returns (for the periods ended December 31, 2019)

This table compares the Fund's average annual total returns to those of a broad-based index and the Fund's 60/40 Blended Benchmark, which consists of the Bloomberg Barclays High Yield Municipal Bond Index (60%) and the Bloomberg Barclays Municipal Bond Index (40%). The Fund's 60/40 Blended Benchmark is designed to reflect a useful comparison to the Fund's overall performance and reflects the Fund's investment strategy more accurately than the broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns - Class F Prospectus - STET TAX-ADVANTAGED INCOME FUND	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
STET TAX-ADVANTAGED INCOME FUND - CLASS F, effective 1-31-2017 (formerly Class A)	Return Before Taxes	10.21%	5.24%	5.99%	5.11%	Sep. 04, 2007
After Taxes on Distributions | STET TAX-ADVANTAGED INCOME FUND - CLASS F, effective 1-31-2017 (formerly Class A)	Return After Taxes on Distributions	9.15%	4.36%	5.17%	4.28%
After Taxes on Distributions and Sale of Fund Shares | STET TAX-ADVANTAGED INCOME FUND - CLASS F, effective 1-31-2017 (formerly Class A)	Return After Taxes on Distributions and Sale of Fund Shares	7.31%	4.22%	4.91%	4.17%
Bloomberg Barclays High Yield Municipal Bond Index Return (reflects no deduction for fees, expenses or taxes)	Bloomberg Barclays High Yield Municipal Bond Index Return (reflects no deduction for fees, expenses or taxes)	10.68%	5.93%	7.15%	5.33%	Sep. 04, 2007
The Fund's 60/40 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	The Fund's 60/40 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	9.41%	4.97%	6.03%	5.06%	Sep. 04, 2007